AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 52.5%
Funds and Investment Trusts – 52.5%(a)
iShares Core MSCI EAFE ETF		76,670	$4,621,668
iShares Core S&P 500 ETF		43,375	14,576,602
iShares MSCI EAFE ETF		75,980	4,836,127
SPDR S&P 500 ETF Trust		18,981	6,356,547
Vanguard S&P 500 ETF		49,183	15,131,150

Total Investment Companies (cost $35,406,427)			45,522,094

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 13.5%
Japan – 8.5%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	781,448	7,391,020

United States – 5.0%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)(b)	$	3,948	4,282,787

Total Inflation-Linked Securities (cost $11,364,709)			11,673,807

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.2%
Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Oct 2020; Contracts: 34; Exercise Price: USD 3,270.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	11,118,000	129,030

Options on Equity Indices – 0.1%
FTSE 100 Index Expiration: Oct 2020; Contracts: 10; Exercise Price: GBP 5,900.00; Counterparty: Morgan Stanley & Co., Inc.(c)	GBP	590,000	16,162
Euro STOXX 50 Index Expiration: Oct 2020; Contracts: 52; Exercise Price: EUR 3,225.00; Counterparty: Morgan Stanley & Co., Inc.(c)	EUR	1,677,000	44,415
Nikkei 225 Index Expiration: Oct 2020; Contracts: 6,000; Exercise Price: JPY 22,625.00; Counterparty: Goldman Sachs International(c)	JPY	135,750,000	5,378

			65,955

Total Options Purchased - Puts (premiums paid $243,514)			194,985

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 20.5%
Investment Companies – 17.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(a)(d)(e) (cost $15,062,028)	15,062,028	$15,062,028

	Principal Amount (000)

U.S. Treasury Bills – 3.1%
U.S. Treasury Bill Zero Coupon, 10/22/2020 (cost $2,633,800)	$2,634	2,633,869

Total Short-Term Investments (cost $17,695,828)		17,695,897

Total Investments – 86.7% (cost $64,710,478)(f)		75,086,783
Other assets less liabilities – 13.3%		11,564,852

Net Assets – 100.0%		$86,651,635

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	5	December 2020	$570,050	$(188)
10 Yr Mini Japan Government Bond Futures	69	December 2020	9,951,728	11,392
Euro STOXX 50 Index Futures	57	December 2020	2,134,539	(84,985)
Euro-BOBL Futures	8	December 2020	1,267,840	1,388
Euro-BTP Futures	12	December 2020	2,076,362	21,076
Euro-Bund Futures	4	December 2020	818,464	2,105
Euro-OAT Futures	14	December 2020	2,766,630	14,740
FTSE 100 Index Futures	14	December 2020	1,055,261	(16,952)
Long Gilt Futures	20	December 2020	3,512,589	(1,574)
MSCI Singapore IX ETS Futures	1	October 2020	20,710	52
Nikkei 225 (CME) Futures	8	December 2020	932,200	8,351
S&P 500 E-Mini Futures	10	December 2020	1,676,000	23,267
S&P Mid 400 E Mini Futures	5	December 2020	927,950	(8,936)
S&P TSX 60 Index Futures	8	December 2020	1,155,345	(16,225)
TOPIX Index Futures	6	December 2020	924,762	14,864
U.S. T-Note 10 Yr (CBT) Futures	29	December 2020	4,046,406	1,504
U.S. T-Note 5 Yr (CBT) Futures	19	December 2020	2,394,594	743
U.S. Ultra Bond (CBT) Futures	5	December 2020	1,109,062	(6,632)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	6	December 2020	865,368	(1,394)
Hang Seng Index Futures	1	October 2020	151,161	(17)
OMXS30 Index Future	4	October 2020	81,790	(497)
S&P 500 E-Mini Futures	42	December 2020	7,039,200	(62,300)
SPI 200 Futures	2	December 2020	207,785	1,823

				$(98,395)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	104,224	USD	989	10/08/2020	$843
Bank of America, NA	USD	790	CAD	1,046	10/09/2020	(4,465)
Citibank, NA	EUR	1,209	USD	1,430	10/15/2020	12,008
HSBC Bank USA	CAD	1,330	USD	1,008	10/09/2020	9,516
HSBC Bank USA	AUD	459	USD	329	10/29/2020	714
HSBC Bank USA	GBP	324	USD	420	11/19/2020	1,815
HSBC Bank USA	USD	51	GBP	40	11/19/2020	668
Morgan Stanley Capital Services, Inc.	AUD	848	USD	618	10/29/2020	10,877
Morgan Stanley Capital Services, Inc.	AUD	1,048	USD	750	10/29/2020	(410)
Morgan Stanley Capital Services, Inc.	USD	178	AUD	248	10/29/2020	120
Morgan Stanley Capital Services, Inc.	USD	1,507	GBP	1,160	11/19/2020	(9,299)
Natwest Markets PLC	CAD	1,166	USD	888	10/09/2020	12,575
Natwest Markets PLC	USD	877	CAD	1,156	10/09/2020	(8,419)
Natwest Markets PLC	EUR	758	USD	892	10/15/2020	3,534
Natwest Markets PLC	USD	190	EUR	162	10/15/2020	130
Standard Chartered Bank	USD	852	CAD	1,131	10/09/2020	(2,379)
State Street Bank & Trust Co.	JPY	2,039,597	USD	19,332	10/08/2020	(8,304)
State Street Bank & Trust Co.	CAD	2,177	USD	1,650	10/09/2020	15,247
State Street Bank & Trust Co.	USD	882	CAD	1,166	10/09/2020	(6,225)
State Street Bank & Trust Co.	EUR	2,707	USD	3,199	10/15/2020	24,510
State Street Bank & Trust Co.	USD	1,760	EUR	1,483	10/15/2020	(21,199)
State Street Bank & Trust Co.	NOK	1,380	USD	152	10/16/2020	3,909
State Street Bank & Trust Co.	SEK	7,006	USD	799	10/16/2020	16,906
State Street Bank & Trust Co.	USD	88	NOK	832	10/16/2020	757
State Street Bank & Trust Co.	USD	444	SEK	3,843	10/16/2020	(15,225)
State Street Bank & Trust Co.	NZD	145	USD	96	10/27/2020	451
State Street Bank & Trust Co.	AUD	1,190	USD	858	10/29/2020	5,294
State Street Bank & Trust Co.	USD	1,671	AUD	2,280	10/29/2020	(37,391)
State Street Bank & Trust Co.	CHF	913	USD	1,008	11/19/2020	15,645
State Street Bank & Trust Co.	GBP	2,320	USD	3,004	11/19/2020	9,602
State Street Bank & Trust Co.	USD	440	GBP	341	11/19/2020	362

						$32,167

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(g)	Morgan Stanley & Co., Inc.	52	EUR	3,075.00	October 2020	EUR	1,599	$11,728	$(14,724)
FTSE 100 Index(g)	Morgan Stanley & Co., Inc.	10	GBP	5,600.00	October 2020	GBP	560	3,814	(4,387)
Nikkei 225 Index(h)	Goldman Sachs International	6,000	JPY	21,750.00	October 2020	JPY	130,500	6,108	(1,365)
SPDR S&P 500 ETF Trust(i)	Morgan Stanley & Co., Inc.	34	USD	3,090.00	October 2020	USD	10,506	73,031	(35,190)

								$94,681	$(55,666)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(c)	Non-income producing security.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,771,483 and gross unrealized depreciation of investments was $(422,391), resulting in net unrealized appreciation of $10,349,092.

(g)	One contract relates to 10 shares
(h)	One contract relates to 1 share.
(i)	One contract relates to 100 shares

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

COUNTRY BREAKDOWN1

September 30, 2020 (unaudited)

66.5%	United States
9.8%	Japan
0.1%	Germany
23.6%	Short-Term

100.0%	Total Investments

[1]	All data are as of September 30, 2020. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Variable Products Series Fund, Inc.

AB Global Risk Allocation-Moderate Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$45,522,094	$—	$—	$45,522,094
Inflation-Linked Securities	—	11,673,807	—	11,673,807
Options Purchased - Puts	—	194,985	—	194,985
Short-Term Investments:
Investment Companies	15,062,028	—	—	15,062,028
U.S. Treasury Bills	—	2,633,869	—	2,633,869

Total Investments in Securities	60,584,122	14,502,661	—	75,086,783
Other Financial Instruments(a):
Assets:
Futures	76,215	25,090	—	101,305
Forward Currency Exchange Contracts	—	145,483	—	145,483
Liabilities:
Futures	(97,249)	(102,451)	—	(199,700)
Forward Currency Exchange Contracts	—	(113,316)	—	(113,316)
Put Options Written	—	(55,666)	—	(55,666)

Total	$60,563,088	$14,401,801	$—	$74,964,889

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,287	$20,516	$20,741	$15,062	$66
Government Money Market Portfolio*	1,040	32,462	33,502	0	7
Total	$16,327	$52,978	$54,243	$15,062	$73

*	Investments of cash collateral for securities lending transactions.